ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Detail) - Schedule of Accounts Payable And Accrued Liabilities - USD ($)	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Payables and Accruals [Abstract]
Trade payables	$ 475,057	$ 383,977
Amounts due to related parties	177,860	175,789
Interest payable on promissory notes and second promissory notes	457,760	317,078
Total accounts payable and accrued liabilities	$ 1,110,677	$ 876,844	$ 607,226